SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Revenue Recognition (Details) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 25, 2021 USD ($)	Sep. 25, 2021 USD ($)	Jun. 26, 2021 USD ($)	Mar. 27, 2021 USD ($)	Dec. 26, 2020 USD ($)	Sep. 26, 2020 USD ($)	Jun. 27, 2020 USD ($)	Mar. 28, 2020 USD ($)	Dec. 25, 2021 USD ($) segment	Dec. 26, 2020 USD ($)	Dec. 28, 2019 USD ($)
Revenue Recognition.
Retained earnings	$ 1,678,121				$ 1,182,680				$ 1,678,121	$ 1,182,680
Number of primary segments the Company operates | segment									3
Net sales	$ 2,016,805	$ 2,093,784	$ 2,700,541	$ 1,825,004	$ 1,393,708	$ 1,486,227	$ 1,242,001	$ 1,032,062	$ 8,636,134	$ 5,153,998	$ 4,416,009
Change % in net sales									67.60%	16.70%
FOB Shipping Point Revenue
Revenue Recognition.
Net sales									$ 8,512,012	$ 5,025,895	4,272,583
Change % in net sales									69.40%	17.60%
Construction Contract Revenue
Revenue Recognition.
Net sales									$ 124,122	$ 128,103	$ 143,426
Change % in net sales									(3.10%)	(10.70%)
Minimum
Revenue Recognition.
Number of months to complete contract projects	6 months								6 months
Maximum
Revenue Recognition.
Number of months to complete contract projects	18 months								18 months